S000015554 [Member] Expense Example - Global Equity Fund	Oct. 31, 2025 USD ($)
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	545
Expense Example, with Redemption, 10 Years	1,224
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	693
Expense Example, with Redemption, 3 Years	949
Expense Example, with Redemption, 5 Years	1,224
Expense Example, with Redemption, 10 Years	2,008
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	628
Expense Example, with Redemption, 5 Years	1,080
Expense Example, with Redemption, 10 Years	2,335
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,234
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	999
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	$ 1,056